INVESTMENT IN OXFORD CITY FOOTBALL CLUB (TRADING) LIMITED AND BUSINESS COMBINATION - Supplemental Cash Flow Disclosure (Details) (USD $)	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	May 31, 2013
Advances under control of the Company	$ 111,742
Cash received from acquisition of Oxford City Football Club (Trading) Limited	158,490
OXFC Trading Limited
Cash acquired from Oxford City Football Club (Trading)			23,385
Advances under control of the Company			$ 111,742